SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated balance sheets (Details) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Other current assets	$ 138.4		$ 103.3		$ 99.9
Property, plant and equipment	3,100.1		3,136.4		3,272.8
Right-of-use assets	85.5		90.6		108.9
Lease liabilities	114.2		122.6		143.4
Deferred income tax liability	809.5		735.3		713.7
Deficit	(839.1)		(1,406.2)		1,829.3
Current portion of lease liabilities	29.4		35.9		34.9
Parent
Right-of-use assets	19.1		22.8
Lease liabilities	28.9		32.2
Deficit	$ (3,776.2)
Increase (decrease) due to application of IFRS 16
Other current assets		$ (2.2)		$ (2.2)
Property, plant and equipment		15.5		15.5
Right-of-use assets		90.6		108.9
Lease liabilities		122.6		143.4
Deferred income tax liability		(4.9)		(5.6)
Deficit		$ 13.8		$ 15.6
Current portion of lease liabilities			35.9		34.9
Increase (decrease) due to application of IFRS 16 | Parent
Lease liabilities			$ 32.2		$ 35.5